Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent events

Note 9 – Subsequent Events

The Company evaluates and discloses subsequent events as required by ASC Topic No. 855, Subsequent Events. The Topic establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued or are available to be issued. Subsequent events have been evaluated as of November 7, 2013.